NET LOSS PER SHARE OF COMMON STOCK (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Earnings Per Share [Abstract]
Net (loss) allocable to common stockholders used to compute basic and diluted loss per common share	$ (998,010)	$ (1,633,033)	$ (3,646,027)	$ (6,539,506)
Weighted average shares outstanding used to compute basic and dilutive loss per share	8,210,753	7,821,515	8,053,341	5,522,950
Weighted average shares issuable for vested restricted stock units	316,101	0	202,265	0
Total weighted average shares diluted	8,526,854	7,821,515	8,255,606	5,522,950